Concentrations of Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations of Risk
9.	Concentrations of Risk

Credit Risk

At times, the Company’s cash balances held in financial institutions are in excess of federally insured limits. The Company performs periodic evaluations of the relative credit standing of financial institutions and seeks to limit the amount of risk by selecting financial institutions with a strong credit standing. The Company believes it is not exposed to any significant credit risk with respect to its cash and cash equivalents.

The Buzztime network provides services to group viewing locations, generally restaurants, sports bars and lounges throughout North America. Concentration of credit risk with respect to trade receivables is limited due to the large number of customers comprising the Company’s customer base, and their dispersion across many different geographic locations. The Company performs credit evaluations of new customers and generally requires no collateral. The Company maintains an allowance for doubtful accounts to provide for credit losses.

Significant Customer

For the years ended December 31, 2019 and 2018, the Company generated approximately $6,820,000 and $10,180,000, respectively, of total revenue from Buffalo Wild Wings corporate-owned restaurants and its franchisees, which represented approximately 34% and 44% of total revenue in each of those years, respectively. As of December 31, 2019 and 2018, approximately $158,000 and $552,000, respectively, was included in accounts receivable from Buffalo Wild Wings corporate-owned restaurants and its franchisees.

In November 2018, the Company’s relationship with Buffalo Wild Wings corporate-owned and most of the franchisee-owned restaurants terminated in accordance with the terms of the agreements the Company had with Buffalo Wild Wings and such franchisees. Certain Buffalo Wild Wings franchisee-owned locations extended their relationship with the Company through the end of 2020.

Sole Equipment Supplier

The Company currently purchases the tablets, cases and charging trays used in its tablet platform from one unaffiliated third-party manufacturer. The Company currently does not have an alternative manufacturer for its tablets or an alternative manufacturer or device for the tablet cases or tablet charging trays. The Company no longer purchases playmakers for its Classic platform.

As of December 31, 2019 and 2018, approximately $629,000 and $15,000, respectively, was included in accounts payable or accrued expenses for the tablet equipment purchased from its sole supplier.